INVESTMENTS IN UNCONSOLIDATED ENTITIES (FY) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 28, 2017
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments		$ (55,955)	$ (38,606)	$ (129,988)	$ (93,485)	$ (226,024)	$ (199,233)
Proceeds from Distributions Received from Real Estate Partnerships						623,406	95,158
The TIC Interest
Schedule of Equity Method Investments [Line Items]
Capitalized costs, equity method investments						626,073
Ownership (as a percent)								72.70%
Income (Loss) from Equity Method Investments						$ (269,191)	$ (30,038)
Rich Uncles Real Estate Investment Trust I ("REIT I")
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)		4.80%		4.80%		4.80%	4.40%	72.70%
Ownership Percentage by Noncontrolling Owners (as a percent)								27.30%
Income (Loss) from Equity Method Investments	$ (109,309)	$ 15,748	$ 32,301	$ 22,075	$ 27,202	$ 43,167	$ (169,195)
Proceeds from Distributions Received from Real Estate Partnerships						$ 273,264	$ 272,528
Santa Clara
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by Noncontrolling Owners (as a percent)								27.30%
Hagg Lane II, LLC | The TIC Interest
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by Noncontrolling Owners (as a percent)								23.40%
Hagg Lane II, LLC | Rich Uncles Real Estate Investment Trust I ("REIT I")
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by Noncontrolling Owners (as a percent)								23.40%
Hagg Lane III, LLC | The TIC Interest
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by Noncontrolling Owners (as a percent)								3.90%
Hagg Lane III, LLC | Rich Uncles Real Estate Investment Trust I ("REIT I")
Schedule of Equity Method Investments [Line Items]
Ownership Percentage by Noncontrolling Owners (as a percent)								3.90%